NONCONSOLIDATED AFFILIATES AND RELATED COMPANY TRANSACTIONS	12 Months Ended
Dec. 31, 2010
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]
NONCONSOLIDATED AFFILIATES AND RELATED COMPANY TRANSACTIONS
The Company’s investments in related companies accounted for using the equity method (“nonconsolidated affiliates”) were $3,453 million at December 31, 2010 and $3,224 million at December 31, 2009. At December 31, 2010, the carrying amount of the Company’s investments in nonconsolidated affiliates was $74 million more than its share of the investees’ net assets, exclusive of additional differences for Dow Corning Corporation (“Dow Corning”), MEGlobal and Equipolymers, which are discussed separately below. At December 31, 2009, the carrying amount of the Company’s investments in nonconsolidated affiliates was $52 million more than its share of the investees’ net assets, exclusive of additional differences for Dow Corning, MEGlobal, Equipolymers and Americas Styrenics LLC. Dividends received from the Company’s nonconsolidated affiliates were $668 million in 2010, $690 million in 2009 and $836 million in 2008.
On May 15, 1995, Dow Corning, in which the Company is a 50 percent shareholder, voluntarily filed for protection under Chapter 11 of the U.S. Bankruptcy Code (see Note N). As a result, the Company fully reserved its investment in Dow Corning and reserved its 50 percent share of equity earnings from that time through the third quarter of 2000. In November 2000, following affirmation of the Bankruptcy Court’s order confirming the Joint Plan of Reorganization (the “Joint Plan”), the Company reviewed the value of its investment in Dow Corning, revised its assessment of the recoverability of its investment, and determined that it had adequately provided for the other-than-temporary decline associated with the bankruptcy. On June 1, 2004, Dow Corning’s Joint Plan became effective and Dow Corning emerged from bankruptcy. Since May 1995, a difference between the Company’s 50 percent share of the underlying equity of Dow Corning and the carrying value of this investment has existed, and the Company considers the difference to be permanent. The Company’s investment in Dow Corning was $227 million less than the Company’s proportionate share of Dow Corning’s underlying net assets at December 31, 2010 and December 31, 2009.
At December 31, 2010, the Company’s investment in MEGlobal was $250 million less than the Company’s proportionate share of MEGlobal’s underlying net assets ($257 million less at December 31, 2009). This amount represents the difference between the value of certain assets of the joint venture and the Company’s related valuation on a U.S. GAAP basis, of which $60 million is being amortized over the remaining useful lives of the assets and $190 million represents the Company’s share of the joint venture’s goodwill.

At December 31, 2010, the Company’s investment in Equipolymers was $7 million less than the Company’s proportionate share of Equipolymers’ underlying net assets ($8 million less at December 31, 2009). This amount represents the difference between the value of certain assets of the joint venture and the Company’s related valuation on a U.S. GAAP basis, all of which is being amortized over the remaining useful lives of the assets. In the fourth quarter of 2009, the Company recognized an impairment loss of $65 million related to its investment in Equipolymers.
At December 31, 2009, the Company’s investment in Americas Styrenics LLC was $136 million less than the Company’s proportionate share of Americas Styrenics LLC’s underlying net assets. This amount represented the difference between the book value of assets contributed to the joint venture by the Company at the time of formation (May 1, 2008) and the Company’s 50 percent share of the total recorded value of the joint venture’s assets. The Company’s investment in Americas Styrenics LLC was sold on June 17, 2010, as part of the divestiture of Styron (see Note E).
See Note E for information regarding the divestiture of the Company’s investment in two additional nonconsolidated affiliates in 2009.
All of the nonconsolidated affiliates in which the Company has investments are privately held companies; therefore, quoted market prices are not available.
Principal Nonconsolidated Affiliates
Dow’s principal nonconsolidated affiliates and the Company’s direct or indirect ownership interest for each at December 31, 2010, 2009 and 2008 are as follows:

Principal Nonconsolidated Affiliates at December 31	Ownership Interest
	2010	2009	2008
Americas Styrenics LLC (1)	—	50%	50%
Compañía Mega S.A.	28%	28%	28%
Dow Corning Corporation	50%	50%	50%
EQUATE Petrochemical Company K.S.C.	42.5%	42.5%	42.5%
Equipolymers	50%	50%	50%
The Kuwait Olefins Company K.S.C.	42.5%	42.5%	42.5%
MEGlobal	50%	50%	50%
The OPTIMAL Group of Companies: (2)
OPTIMAL Chemicals (Malaysia) Sdn. Bhd.	—	—	50%
OPTIMAL Glycols (Malaysia) Sdn. Bhd.	—	—	50%
OPTIMAL Olefins (Malaysia) Sdn. Bhd.	—	—	23.75%
The SCG-Dow Group:
Siam Polyethylene Company Limited	49%	49%	49%
Siam Polystyrene Company Limited	50%	50%	50%
Siam Styrene Monomer Co., Ltd.	50%	50%	50%
Siam Synthetic Latex Company Limited	50%	50%	50%
Univation Technologies, LLC	50%	50%	50%
(1) On June 17, 2010, the Company completed the sale of its ownership interest in Americas Styrenics LLC; see Note E.
(2) On September 30, 2009, the Company completed the sale of its ownership interest in the OPTIMAL Group of Companies; see Note E.

The Company’s investment in its principal nonconsolidated affiliates was $2,635 million at December 31, 2010 and $2,359 million at December 31, 2009. Equity earnings from these companies were $1,032 million in 2010, $587 million in 2009 and $824 million in 2008. The summarized financial information presented below represents the combined accounts (at 100 percent) of the principal nonconsolidated affiliates.

Summarized Balance Sheet Information at December 31
In millions	2010	2009
Current assets	$8,357	$6,916
Noncurrent assets	14,717	14,538
Total assets	$23,074	$21,454
Current liabilities	$4,338	$4,147
Noncurrent liabilities	11,345	10,504
Total liabilities	$15,683	$14,651
Noncontrolling interests	$647	$582

Summarized Income Statement Information
In millions	2010 (1)	2009 (2)	2008 (3)
Sales	$14,702	$12,590	$15,508
Gross profit	$3,833	$2,910	$4,064
Net income	$2,189	$1,281	$1,940
(1) The summarized income statement information for 2010 includes the results for Americas Styrenics LLC from January 1, 2010 through June 17, 2010; see Note E.
(2) The summarized income statement information for 2009 includes the results for the OPTIMAL Group of Companies from January 1, 2009 through September 30, 2009; see Note E.
(3) The summarized income statement information for 2008 includes the results for Americas Styrenics LLC from May 1, 2008 through December 31, 2008.
The Company has service agreements with some of these entities, including contracts to manage the operations of manufacturing sites and the construction of new facilities; licensing and technology agreements; and marketing, sales, purchase and lease agreements.
Excess ethylene glycol produced in Dow’s plants in the United States and Europe is sold to MEGlobal and represented 1 percent of total net sales in 2010 (1 percent of total net sales in 2009 and 2 percent of total net sales in 2008). In addition, the Company sells ethylene to MEGlobal as a raw material for its ethylene glycol plants in Canada. The impact of these sales to MEGlobal by operating segment is summarized below:

Impact of Sales to MEGlobal by Operating Segment
Percent of segment sales	2010	2009	2008
Feedstocks and Energy	6%	7%	7%

Overall, transactions with other nonconsolidated affiliates and balances due to and due from these entities were not material to the consolidated financial statements.